CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ 3,777	$ 240	$ 2,153
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	159	(329)	(139)
Insurance finance reserve	(38)	86	0
Foreign currency translation	329	(682)	(385)
Net investment and cash flow hedges	(92)	674	234
Equity accounted investments	1	2	(16)
Taxes on the above items	20	(33)	17
Reclassification to profit or loss	(212)	55	52
Other comprehensive income that will be reclassified to profit or loss, net of tax	167	(227)	(237)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	23	127	345
Fair value through other comprehensive income	112	(240)	235
Taxes on the above items	(14)	9	(60)
Total other comprehensive income (loss)	288	(331)	283
Total comprehensive income (loss)	4,065	(91)	2,436
Attributable to:
Limited partners	498	(7)	322
Non-controlling interests attributable to:
Redemption-exchange units	466	(5)	285
Special limited partner	0	0	157
BBUC exchangeable shares	487	(22)	0
Preferred securities	83	27	0
Interest of others in operating subsidiaries	$ 2,531	$ (84)	$ 1,672